LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of basic and diluted net loss per share

	Six months ended June 30,
	2023	2024	2024
	CNY	CNY	US$
	(Unaudited)	(Unaudited)	(Unaudited)

Loss for the period attributable to owners of the Company
From continuing operations	(4,506)	(122)	(17)
From discontinued operations	(6,236)	—	—

Weighted average number of ordinary shares for basic and diluted loss per share*	8,197,897	9,398,397	9,398,397

Loss per share:
Basic and diluted*
For loss from continuing operations	(0.55)	(0.01)	—
For loss from discontinued operations	(0.76)	—	—
Loss per share	(1.31)	(0.01)	—